Note 13 - Equity: Defined Benefit Plan, Assumptions (Details) - Warrant	Apr. 23, 2024 USD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 4.8
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Stock Price	$ 5.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.63%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Payments | $	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	46.40%